Total Stock-based Compensation to Employees and Non-employees (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation	$ 576	$ 0	$ 4,256	$ 0	$ 8,392	$ 0
Non-employee Compensation Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation	83	0	114	0
Non-employee Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation	0	0	3,088	0
Employee Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation					614	0
Non-employee Option Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation					7,566	0
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation	$ 493	$ 0	$ 1,054	$ 0	$ 212	$ 0